SCHEDULE OF DEBT (Details)		12 Months Ended
	Nov. 01, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($)	Oct. 19, 2023 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jan. 22, 2021 COP ($)	Jan. 06, 2021 USD ($)	Jan. 06, 2021 COP ($)
IfrsStatementLineItems [Line Items]
Restricted cash		$ 2,620,485			$ 3,192,272
Remaining borrowing capacity		1,141,001
Amount outstanding		271,344,270			215,849,667
Accrued financing costs		752,874			2,823,170
Debt issuance costs, net		(2,242,909)			(9,346,062)
Total debt		269,854,235			209,326,775	$ 188,719,114
Current portion of long-term debt		(16,703,098)			(23,576,982)
Reclassified to short term due to debt waiver on Banco Davivienda Alajuela I SRL and Bancolombia & ITAU loans					(87,366,478)
Total Long-term debt		253,151,137			98,383,315
Banco Nacional de Costa Rica, S.A. [Member]
IfrsStatementLineItems [Line Items]
Annual interest rate	The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards
Amount outstanding	$ 7,373,460
BBVA Peru [Member]
IfrsStatementLineItems [Line Items]
Amount outstanding				$ 2,000,000
Annual interest rate				8.35%
Debt issuance costs, net			$ 46,973,443
Bancolombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Amount outstanding							$ 12,800,000	$ 44,500,000,000
ITAU Corpbanca Colombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Amount outstanding									$ 10,100,000	$ 35,000,000,000
COSTA RICA
IfrsStatementLineItems [Line Items]
Restricted cash		620,485			1,987,110
Remaining borrowing capacity		1,141,001
Amount outstanding		$ 160,978,126			123,288,248
COSTA RICA | Banco Davivienda Costa Rica, S.A [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo Secured Overnight Financing Rate (“SOFR”) + 435 bps, no min. rate
Restricted cash					874,210
Remaining borrowing capacity
Amount outstanding					30,411,676
COSTA RICA | Banco Davivienda Costa Rica, S.A One [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 435 bps, no min. rate
Restricted cash					309,814
Remaining borrowing capacity
Amount outstanding					11,355,244
COSTA RICA | Banco Davivienda Costa Rica, S.A Two [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 435 bps, no min. rate
Restricted cash					142,244
Remaining borrowing capacity
Amount outstanding					4,856,716
COSTA RICA | Banco Davivienda Costa Rica, S.A Three [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 442 bps, no min. rate
Restricted cash					339,900
Remaining borrowing capacity
Amount outstanding					10,731,686
COSTA RICA | Banco Davivienda Costa Rica, S.A Four [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 435 bps, no min. rate
Restricted cash					320,940
Remaining borrowing capacity
Amount outstanding					3,865,901
COSTA RICA | Banco davivienda costa rica SA five [member]
IfrsStatementLineItems [Line Items]
Expiration date		Nov, 2038
Annual interest rate		Year 1: 7.0% Year 2: 7.3% Thereafter: 3Mo SOFR + 240 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 7,974,306
COSTA RICA | BAC Credomatic, S.A [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 432 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					2,218,382
COSTA RICA | BAC Credomatic, S.A One [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 440 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					3,034,137
COSTA RICA | BAC Credomatic, S.A Two [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		US Prime Rate + 110 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					972,476
COSTA RICA | BAC Credomatic, S.A Three [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 439 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					6,562,983
COSTA RICA | BAC Credomatic, S.A Four [Member]
IfrsStatementLineItems [Line Items]
Expiration date		July 2031
Annual interest rate		3Mo SOFR + 378 bps, no min. rate (except for the fixed rate of 8.1% from March 2023 to March 2024)
Restricted cash
Remaining borrowing capacity		1,141,001
Amount outstanding		$ 46,908,999			34,997,899
COSTA RICA | Banco Promerica de Costa Rica, S.A. [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		Prime Rate + 275 bps, no min. rate
Restricted cash					2
Remaining borrowing capacity
Amount outstanding					6,697,365
COSTA RICA | Banco Nacional de Costa Rica, S.A. [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		0-2 years: 6.5%, Thereafter: 290 bps + US Prime Rate, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					7,583,783
COSTA RICA | Banco Nacional de Costa Rica, S.A. One [Member]
IfrsStatementLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 65,727,171
COSTA RICA | Banco Nacional de Costa Rica, S.A. Two [Member]
IfrsStatementLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash		$ 480,000
Remaining borrowing capacity
Amount outstanding		$ 18,285,023
COSTA RICA | Banco Nacional de Costa Rica, S.A. Three [Member]
IfrsStatementLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 15,164,206
COSTA RICA | Banco nacional de costa rica SA four [member]
IfrsStatementLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 6.4% Year 2: 7.3% Thereafter: 3Mo SOFR + 280 bps
Restricted cash		$ 140,485
Remaining borrowing capacity
Amount outstanding		6,918,421
PERU
IfrsStatementLineItems [Line Items]
Restricted cash		2,000,000			1,205,162
Amount outstanding		$ 62,000,000			36,680,766
PERU | International finance corporation tranche one [member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		6Mo SOFR + 425 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					21,671,047
PERU | International finance corporation tranche two [member]
IfrsStatementLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		6Mo SOFR + 525 bps no min. rate
Restricted cash					1,205,162
Amount outstanding					15,009,719
PERU | BBVA Peru Tranche 1 [Member]
IfrsStatementLineItems [Line Items]
Expiration date		March 2053
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 48,670,000
Annual interest rate		8.50%
PERU | BBVA Peru Tranche 2 [Member]
IfrsStatementLineItems [Line Items]
Expiration date		March 2053
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 11,330,000
Annual interest rate		8.40%
PERU | BBVA Peru [Member]
IfrsStatementLineItems [Line Items]
Expiration date		July 2024
Restricted cash		$ 2,000,000
Remaining borrowing capacity
Amount outstanding		$ 2,000,000
Annual interest rate		8.35%
COLOMBIA
IfrsStatementLineItems [Line Items]
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 48,366,144			40,880,653
COLOMBIA | Bancolombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Expiration date		January 2036
Annual interest rate		IBR +327 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 23,087,020			18,688,521
COLOMBIA | Bancolombia SA one [member]
IfrsStatementLineItems [Line Items]
Expiration date		May 2036
Annual interest rate		IBR +365 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 18,738,132			15,145,128
COLOMBIA | BTG [Member]
IfrsStatementLineItems [Line Items]
Expiration date		August 2024
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 6,540,992
COLOMBIA | ITAU Corpbanca Colombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Paid
Annual interest rate		IBR +447 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					7,047,004
PERU [member] | BTG [Member]
IfrsStatementLineItems [Line Items]
Annual interest rate		IBR +720 bps no min. rate
PANAMA
IfrsStatementLineItems [Line Items]
Restricted cash
Remaining borrowing capacity
Amount outstanding					15,000,000
PANAMA | Banco BTG Pactual S.A. — Cayman Branch [Member]
IfrsStatementLineItems [Line Items]
Expiration date		Paid
Annual interest rate		SOFR + 600 bps, no min rate
Restricted cash
Remaining borrowing capacity
Amount outstanding					$ 15,000,000